May 7, 2014

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Timothy Plan (the “Trust”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, Timothy Plan Strategic Growth Portfolio Variable Series and Timothy Plan Conservative Growth Portfolio Variable Series hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 64 to the Company’s Registration Statement on Form N-1A, filed electronically on April 30, 2014.

If you have any questions or require further information, please contact David D. Jones of Drake Compliance, LLC at (866) 862-1719.

Sincerely,

/s/Arthur D. Ally
Arthur Ally President